Label	Element	Value
AIG Multi-Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

AIG Multi-Asset Allocation Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Funds’ Prospectus (“Prospectus”)

and Statement of Additional Information (“SAI”), as supplemented and amended to date

Effective immediately, the following changes are made to the Prospectus and SAI.

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Multi-Asset Allocation Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The first paragraph under the subsection entitled “Fees and Expenses of the Fund” in each Fund’s “Fund Highlights” section of the Prospectus is amended to add a cross-reference to the “Financial Intermediary-Specific Sales Charge Waiver Policies” section of the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.